[Graphic]



Tax-Free Instruments Trust



15TH SEMI-ANNUAL REPORT



SEPTEMBER 30, 1997



ESTABLISHED 1981



President's Message



[Graphic]



Dear Shareholder:



Tax-Free Instruments Trust was established in 1981, and I am pleased to present the 15th Semi-Annual Report to Shareholders. This report covers the first half of the trust's fiscal year, which is the six-month reporting period from April 1, 1997, through September 30, 1997. The report begins with an interview with the trust's portfolio manager, Jeff A. Kozemchak,

Vice President, Federated Management, and follows with a complete list of the trust's holdings and its financial statements.



Tax-Free Instruments Trust keeps your cash pursuing daily tax-free income*

from a portfolio of more than 200 short-term money market securities issued by municipalities across the United States. In addition, this trust is managed to keep the value of your principal stable, while giving you daily access to your invested cash.** It has done so since its inception.



Tax-free dividends paid to shareholders during the six-month reporting period totaled $0.02 per share for both share classes. Net assets reached

$1.7 billion on September 30, 1997.



Thank you for participating in the daily, tax-free earning power of Tax-Free

Instruments Trust. We'll continue to keep you up-to-date on your investment,

and, as always, we welcome your comments and suggestions.



Sincerely, [Graphic]



Glen R. Johnson



President



November 15, 1997



* Income may be subject to the federal alternative minimum tax and state and local taxes.



** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this trust is neither insured nor guaranteed by the U.S. government.



Investment Review



[Graphic]



Jeff A. Kozemchak, CFA



Vice President



Federated Management



[Graphic]



WHAT IS YOUR ANALYSIS OF THE ECONOMIC ENVIRONMENT DURING THE REPORTING

PERIOD FROM APRIL 1, 1997, THROUGH SEPTEMBER 30, 1997, AND ITS EFFECT ON THE

SHORT-TERM MARKETPLACE?



The economy remained robust over the reporting period, posting a rate of growth of 3.60% for the second quarter and is expected to have continued at this above-trend pace in the third quarter. At the same time, however,

inflationary pressures have remained quite benign over the reporting period,

in spite of the impressive performance of the economy and what has generally been thought to be tight labor market conditions. Early in the reporting period, in the wake of the Federal Reserve Board's (the "Fed") 0.25%

increase in the federal funds target rate on March 25, 1997, short-term interest rates remained relatively high as market participants were uncertain about whether another move was soon to follow. As inflationary pressures remained mild, however, fears of a near-term tightening by the Fed gradually receded, and all but vanished by late June 1997. For the remainder of the reporting period, short-term interest rates traded within a rather narrow range. Movements in the 1-year Treasury bill over the reporting period best reveal the market's shifting sentiment. The 1-year Treasury bill traded as high as 6.00% in late April 1997, but then fell to as low as 5.40%

before closing the reporting period at 5.45%.



In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, most notably tax payments in April 1997 and the summer note issuance season.

Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.25%, but spiked upward to as high as 4.50% in late April 1997 due to tax payment-related redemptions in the market. VRDN yields fell in May 1997, but moved sharply higher in June 1997 to above 4.00% as supply and demand imbalances occurred.

Yields then fell again in July 1997 and August 1997 before rising once again in September 1997 to close the reporting period at 4.08%. Over the reporting period, VRDN yields averaged 70% or more of taxable rates making them attractive for investors at the 31% or higher federal tax brackets.



[Graphic]



WHAT WERE YOUR STRATEGIES FOR TAX-FREE INSTRUMENTS TRUST DURING THE

REPORTING PERIOD?



The trust remained in a 45- to 55-day average maturity target range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. While the average maturity for the trust was in the lower half of the target range prior to the tightening move by the

Fed, the reporting period ended with the average maturity at the top of that range. During the first half of the reporting period, fixed-rate notes as a percentage of Treasuries were fairly expensive, so we held off on purchasing these notes and locking-in those yields. As the market cheapened in the third quarter, we began to take advantage of attractive buying opportunities and extended the trust's average maturity. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer term securities with maturities between six and twelve months.



[Graphic]



HOW HAS THE TRUST PERFORMED?



The seven-day net yield* for the trust's Institutional Service Shares on

September 30, 1997 was 3.43% compared to 3.05% six months earlier. The latest yield was the equivalent of a 5.68% taxable yield for investors in the highest federal tax bracket. Over the six-month period, the tax-exempt yield averaged 3.26%, which equals a taxable equivalent yield of 5.40% for those same investors.**



For the Investment Shares, the seven-day net yield* on September 30, 1997 was 3.28% compared to 2.90% six months earlier. The latest yield was equivalent to a 5.43% taxable yield for investors in the highest federal tax bracket. The average tax-exempt yield over the period was 3.11%, which equals a taxable equivalent yield of 5.15% for those investors in the highest federal tax bracket.**



* The seven-day net yield is calculated daily based on the income dividends for the seven days ending on the date of calculation, and then compounded and annualized.



** Performance quoted represents past performance and is not indicative of future returns. Yield will vary.



[Graphic]



AS WE APPROACH THE CLOSE OF 1997, WHAT IS YOUR OUTLOOK FOR RATES?



With one preemptive tightening under their belt, Fed officials now appear to be debating, both publicly and privately, whether the conditions at hand --

strong growth yet little to no price inflation -- would indicate that the non-inflationary potential of the economy is actually greater than previously thought. Real growth of 2.00% to 2.50% has generally been embraced as this non-inflationary potential. As the Fed continues to analyze the situation, the front end of the taxable and tax-exempt municipal markets are destined to be range-bound, absent any signs of upward pressures on prices. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.



TAX-FREE INSTRUMENTS TRUST



PORTFOLIO OF INVESTMENTS



SEPTEMBER 30, 1997 (UNAUDITED)





 PRINCIPAL

  AMOUNT                                                                                                           VALUE


 SHORT-TERM MUNICIPALS--99.4%

                        ALABAMA--1.4%

 $ 3,500,000            Birmingham, AL Medical Clinic Board, Medical Clinic Revenue

                        Bonds (Series 1996) Weekly VRDNs (St. Martin's In The Pines)/

                        (Regions Bank, Alabama LOC)                                                          $    3,500,000

   6,000,000            Homewood, AL IDA Weekly VRDNs

                        (Mountain Brook Inn (Homewood, AL))/

                        (SouthTrust Bank of Alabama, Birmingham LOC)                                              6,000,000

     900,000            Madison, AL IDA, (Series A) Weekly VRDNs (Executive Inn)/

                        (Amsouth Bank N.A., Birmingham LOC)                                                         900,000

   4,000,000            Montgomery, AL BMC Special Care Facilities Finance Authority,

                        (Series 94A) Weekly VRDNs (Baptist Medical Center, AL)/

                        (Amsouth Bank N.A., Birmingham LOC)                                                       4,000,000

   4,500,000            Stevenson, AL IDB, Industrial Revenue Bonds (Series 1996-A)

                        Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)                                            4,500,000

   5,070,000            Vincent, AL IDB Weekly VRDNs (Headquarters Partnership

                        Project)/(National Australia Bank, Ltd., Melbourne LOC)                                   5,070,000

                             Total                                                                               23,970,000

                        ARIZONA--1.0%

     202,200            Gilbert, AZ IDA Weekly VRDNs

                        (Foxworth-Galbraith Lumber Co.)/(Bank One, Arizona N.A. LOC)                                202,200

   9,725,000            Maricopa County, AZ, IDA (Series 1984)

                        Weekly VRDNs (Gannett Co., Inc.)                                                          9,725,000

   1,359,000            Maricopa County, AZ, IDA Weekly VRDNs

                        (Chaparral City Water Services)/(Bank One, Arizona N.A. LOC)                              1,359,000

   1,475,000            Pima County, AZ, IDA Weekly VRDNs

                        (A & P Investments)/(Bank One, Arizona N.A. LOC)                                          1,475,000

   5,203,000            Pima County, AZ, IDA Weekly VRDNs

                        (BJR Investments, Inc.)/(Bank One, Arizona N.A. LOC)                                      5,203,000

                             Total                                                                               17,964,200


TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                       VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        ARKANSAS--0.1%

 $ 2,500,000            Pocahontas, AR, IDRB (Series 1995) Weekly VRDNs (MacLean

                        ESNA L.P. Project)/(Northern Trust Co., Chicago, IL LOC)                               $  2,500,000

                        CALIFORNIA--7.6%

  10,650,000 (a)        California Public Capital Improvements Financing Authority,

                        Trust Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/

                        (Bank of New York, New York LIQ)                                                         10,650,000

   5,000,000            California School Cash Reserve Program Authority, (Series B),

                        4.50% TRANs (MBIA INS), 12/19/1997                                                        5,009,399

  10,000,000            California State, 4.50% RANs, 6/30/1998                                                  10,049,410

   8,800,000            California State, GO Tax Exempt Notes, 3.80% CP

                        (Bayerische Landesbank Girozentrale, Credit Suisse, Zurich,

                        Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty

                        Trust Co., New York and Westdeutsche Landesbank Girozentrale

                        LIQs), Mandatory Tender 12/15/1997                                                        8,800,000

  10,000,000            California State, GO Tax Exempt Notes, 3.80% CP (Bayerische

                        Landesbank Girozentrale, Credit Suisse, Zurich, Landesbank

                        Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co.,

                        New York and Westdeutsche Landesbank Girozentrale LIQs),

                        Mandatory Tender 12/22/1997                                                              10,000,000

   7,000,000            California State, GO Tax Exempt Notes, 3.90% CP (Bayerische

                        Landesbank Girozentrale, Credit Suisse, Zurich, Landesbank

                        Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co.,

                        New York and Westdeutsche Landesbank Girozentrale LIQs),

                        Mandatory Tender 10/7/1997                                                                7,000,000

  26,000,000            California State, Trust Receipts (Series 1997) Daily VRDNs

                        (Bank of New York, New York LIQ)                                                         26,000,000

   9,200,000            California Student Loan, (Series 1992 D), 3.80% TOBs

                        (Dresdner Bank Ag, Frankfurt LOC), Optional Tender 8/1/1998                               9,200,000

  11,000,000            Los Angeles County, CA, 4.50% TRANs, 6/30/1998                                           11,051,291

   3,000,000            Moreno Valley Unified School District, CA, 4.50% TRANs,

                        6/30/1998                                                                                 3,012,890




TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                     VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        CALIFORNIA--CONTINUED

 $   500,000            Riverside County, CA, (Series A) Weekly VRDNs

                        (Riverside, CA Public Facility Finance)/(Commerzbank AG,

                        Frankfurt and National Westminster Bank, PLC, London LOCs)                              $   500,000

   5,000,000            Riverside County, CA, 4.50% TRANs, 6/30/1998                                              5,019,690

   5,000,000            San Francisco, CA Redevelopment Finance Agency, (Series B1)

                        Weekly VRDNs (Fillmore Center)/

                        (Bank of Nova Scotia, Toronto LOC)                                                        5,000,000

  20,000,000            Ventura County, CA, 4.50% TRANs, 7/1/1998                                                20,086,313

   2,500,000            Yucaipa-Calimesa, CA Joint Unified School District, 4.25% TRANs,

                        6/30/1998                                                                                 2,507,174

                             Total                                                                              133,886,167

                        COLORADO--1.3%

   3,000,000 (a)        Colorado Municipal Securities Trust, Series 1996A Weekly VRDNs

                        (Arapahoe County, CO School District 005)/(Norwest Bank

                        Minnesota, Minneapolis LIQ)                                                               3,000,000

   3,375,000 (a)        Colorado Municipal Securities Trust, Series 1996B Weekly VRDNs

                        (Colorado Health Facilities Authority)/(MBIA INS)/(Norwest

                        Bank Minnesota, Minneapolis LIQ)                                                          3,375,000

   2,500,000            Colorado Postsecondary Educational Facilities, (Series 1997)

                        Weekly VRDNs (Waldorf School Association of Boulder, Inc. -

                        Shining Mountain Waldorf School)/(KeyBank, N.A. LOC)                                      2,500,000

   3,800,000            Colorado Springs, CO Utility System, IDRB's (Series 1996)

                        Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A.,

                        Minneapolis LOC)                                                                          3,800,000

   4,800,000            Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems

                        Corp.) /(Norwest Bank Minnesota, Minneapolis LOC)                                         4,800,000

   5,365,000 (a)        Thornton, CO, Multifamily Housing Refunding Revenue Bonds

                        (1989 Series A) Weekly VRDNs (Quail Ridge Project)/

                        (General Electric Capital Corp. LOC)                                                      5,365,000

                             Total                                                                               22,840,000




TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                     VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        CONNECTICUT--4.2%

 $ 7,000,000            Connecticut Development Authority, PCR (Series 1993A)

                        Weekly VRDNs (Connecticut Light & Power Co.)/

                        (Deutsche Bank, AG LOC)                                                              $    7,000,000

   7,000,000            Connecticut Development Authority, PCR (Series 1993A) Weekly

                        VRDNs (Western Mass Electric Co.)/(Union Bank of Switzerland,

                        Zurich LOC)                                                                               7,000,000

   6,500,000            Connecticut Development Health Care Facilities Weekly VRDNs

                        (Independence Living)/(Chase Manhattan Bank N.A.,

                        New York LOC)                                                                             6,500,000

   3,600,000            Connecticut Development Health Care Facilities Weekly VRDNs

                        (Independence Living)/(Credit Local de France LOC)                                        3,600,000

  20,000,000            Connecticut State HEFA, (Series B) Weekly VRDNs (Edgehill)/

                        (Banque Paribas, Paris LOC)                                                              20,000,000

   5,000,000 (a)        Connecticut State HFA, PT-1003 Weekly VRDNs (Merrill Lynch

                        Capital Services, Inc. LIQ)                                                               5,000,000

  16,230,000            Connecticut State Transportation Infrastructure Authority Weekly

                        VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt LOC)                                16,230,000

   9,500,000            Hartford, CT Redevelopment Authority Weekly VRDNs

                        (Underwood Towers)/(FSA INS)/(Barclays Bank PLC,

                        London LIQ)                                                                               9,500,000

                             Total                                                                               74,830,000

                        DELAWARE--0.6%

  10,000,000            Delaware EDA, (Series 1997C) Weekly VRDNs (Star Enterprise)/

                        (Canadian Imperial Bank of Commerce, Toronto LOC)                                        10,000,000

                        DISTRICT OF COLUMBIA--1.4%

  12,000,000            District of Columbia Housing Finance Agency, (Series 1996B),

                        3.75% TOBs (Trinity Funding Company INV), Mandatory Tender

                        12/1/1997                                                                                12,000,000

   6,000,000            District of Columbia Housing Finance Agency, (Series 1996C),

                        3.90% TOBs (Trinity Funding Company INV), Mandatory Tender

                        12/1/1997                                                                                 6,000,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                          VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        DISTRICT OF COLUMBIA--CONTINUED

 $ 7,740,000            District of Columbia, (Series A) Weekly VRDNs (American

                        University)/(National Westminster Bank, PLC, London LOC)                               $  7,740,000

                             Total                                                                               25,740,000

                        FLORIDA--3.4%

   1,500,000            Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/

                        (Commerzbank AG, Frankfurt LIQ)                                                           1,500,000

   9,730,000            Eustis Health Facilities Authority, FL, Health Facilities Revenue

                        Bonds, (Series 1992) Weekly VRDNs (Florida Hospital/

                        Waterman, Inc. Project)/(SunTrust Bank, Central Florida LOC)                              9,730,000

   3,000,000            Highlands County, FL Health Facilities, (Series 1996A Accounts

                        Receivable) Weekly VRDNs (Adventist Health System)/

                        (Capital Markets Assurance Corp. INS)/(First National Bank of

                        Chicago LIQ)                                                                              3,000,000

   7,340,000            Jacksonville, FL HFDC Daily VRDNs (River Garden Project)/

                        (Banque Paribas, Paris LOC)                                                               7,340,000

  15,000,000            Sarasota County, FL Public Hospital District, Variable Rate

                        Demand Hospital Revenue Bonds (Series 1996A), 3.80% CP

                        (Sarasota Memorial Hospital)/(SunTrust Bank, Central Florida

                        LIQ), Mandatory Tender 12/9/1997                                                         15,000,000

  24,000,000            Sunshine State Governmental Finance Commission, FL, 3.85% CP

                        (Florida State Board of Administration LIQ), Mandatory Tender

                        12/17/1997                                                                               24,000,000

                             Total                                                                               60,570,000

                        GEORGIA--6.2%

   3,000,000            Albany-Dougherty, GA Payroll Development Authority Weekly

                        VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co.,

                        GA LOC)                                                                                   3,000,000

  11,000,000            Atlanta, GA, Urban Residential Finance Authority, Multifamily

                        Rental Housing Revenue Refunding Bonds (Series 1988A)

                        Weekly VRDNs (West Paces Club Towers Project)/(Societe

                        Generale, Paris LOC)                                                                     11,000,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                           VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        GEORGIA--CONTINUED

 $ 7,000,000            Clayton County, GA Development Authority, (Series 1994) Weekly

                        VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank N.A.,

                        New York LOC)                                                                          $  7,000,000

   7,000,000            Clayton County, GA Housing Authority, Multifamily Housing

                        Revenue Bonds (Series 1997) Weekly VRDNs (Hyde Park Club Apartments)

                        /(KeyBank, N.A. LOC)                                                                      7,000,000

   3,000,000            Columbus, GA IDA Industrial & Port Development Commission,

                        (Series 1992) Weekly VRDNs (Maine Street Village Partnership)/

                        (Columbus Bank and Trust Co., GA LOC)                                                     3,000,000

   5,100,000            Coweta County, GA Residential Care Facilities for the Elderly,

                        First Lien Revenue Bonds (Series 1996B) Weekly VRDNs

                        (Wesley Woods of Newman-Peachtree City, Inc. Project)/

                        (Banque Paribas, Paris LOC)                                                               5,100,000

   5,000,000            Crisp County, GA Development Authority, Solid Waste Disposal

                        Revenue Bonds (Series A), 3.90% TOBs (International Paper Co.)/

                        (International Paper Co. GTD), Optional Tender 3/1/1998                                   5,000,000

   4,950,000            Douglas County, GA School District, 4.00% TANs, 12/31/1997                                4,953,573

   7,500,000            Floyd County, GA, 3.80% TANs, 12/31/1997                                                  7,501,796

   4,300,000            Fulco, GA Hospital Authority, (Series 1989), 3.80% CP

                        (St. Joseph's Hospital of Atlanta)/(SunTrust Bank, Atlanta LOC),

                        Mandatory Tender 10/15/1997                                                               4,300,000

   1,660,000            Fulton County, GA Housing Authority, (Series 1996) Weekly

                        VRDNs (Champions Green Apartments Project)/

                        (SouthTrust Bank of Alabama, Birmingham LOC)                                              1,660,000

   4,000,000            Fulton County, GA Housing Authority, Multifamily Housing

                        Revenue Refunding Bonds (Series 1994) Weekly VRDNs

                        (Spring Creek Crossing Project)/(Wachovia Bank of Georgia N.A.,

                        Atlanta LOC)                                                                              4,000,000

   2,200,000            Fulton County, GA IDA Weekly VRDNs

                        (Automatic Data Processing, Inc.)                                                         2,200,000

   3,015,000            Gainesville, GA Redevelopment Authority, Downtown

                        Developments, Ltd (Series 1987) Weekly VRDNs (Regions Bank,

                        Alabama LOC)                                                                              3,015,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                          VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        GEORGIA--CONTINUED

 $ 19,650,000           Municipal Electric Authority of Georgia, (Series 1985A), 3.80% CP

                        (Bayerische Landesbank Girozentrale, Credit Suisse, Zurich and

                        Morgan Guaranty Trust Co., New York LOCs),

                        Mandatory Tender 10/17/1997                                                           $  19,650,000

   6,300,000            Rockdale County, GA Hospital Authority, Revenue Anticipation

                        Certificates (Series 1994) Weekly VRDNs (Rockdale Hospital)/

                        (SunTrust Bank, Atlanta LOC)                                                              6,300,000

   4,600,000            Roswell, GA Housing Authority, Multifamily Housing Refunding

                        Revenue Bonds (Series 1988A) Weekly VRDNs

                        (Belcourt Ltd. Project)/(Northern Trust Co., Chicago, IL LOC)                             4,600,000

   6,000,000            Screven County, GA IDA, (Series 1995) Weekly VRDNs

                        (Sylvania Yarn Systems, Inc. Project)/(SunTrust Bank, Atlanta LOC)                        6,000,000

   4,000,000            Upper Oconee Basin, GA Water Authority, 4.15% BANs, 3/1/1998                              4,000,000

                             Total                                                                              109,280,369

                        ILLINOIS--6.7%

   1,400,000            Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/

                        (National City Bank, Indiana LOC)                                                         1,400,000

  17,100,000 (a)        Chicago, IL Public Building Commission, (Series 1997) Lehman

                        TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/

                        (MBIA INS)/(Bank of New York, New York LIQ)                                              17,100,000

   1,033,000            Illinois Development Finance Authority Weekly VRDNs

                        (Newlywed Food)/(Mellon Bank NA, Pittsburgh LOC)                                          1,033,000

   2,300,000            Illinois Development Finance Authority, EDRB (Series 1995)

                        Weekly VRDNs (Evapco, Inc. Project)/(Nationsbank, N.A.,

                        Charlotte LOC)                                                                            2,300,000

   3,600,000            Illinois Development Finance Authority, IDRB (Series 1995)

                        Weekly VRDNs (Dickson Weatherproof Nail Co. Project)/

                        (Lasalle National Bank, Chicago LOC)                                                      3,600,000

  10,100,000            Illinois Development Finance Authority, PCR Daily VRDNs

                        (Diamond Star Motors Corp.)/

                        (Bank of Tokyo-Mitsubishi Ltd. LOC)                                                      10,100,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                          VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        ILLINOIS--CONTINUED

 $ 7,500,000            Illinois Educational Facilities Authority, 3.90% CP (Field Museum

                        of Natural History)/(Northern Trust Co., Chicago, IL LOC),

                        Mandatory Tender 11/19/1997                                                            $  7,500,000

  40,000,000            Illinois Health Facilities Authority, Revenue Bonds (Series 1985B)

                        Weekly VRDNs (OSF Health Care Systems)/(Bank of America

                        Illinois and Rabobank Nederland, Utrecht LIQs)                                           40,000,000

  19,100,000            Illinois Health Facilities Authority, Revenue Refunding Bonds

                        (Series 1997B) Weekly VRDNs (Advocate Health Care Network)/

                        (First National Bank of Chicago, Harris Trust & Savings Bank,

                        Chicago and Northern Trust Co., Chicago, IL LIQs)                                        19,100,000

   4,817,285 (a)        LaSalle National Bank Leasetops Trust, Series 1995A Leasetops

                        Certificates Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/

                        (Lasalle National Bank, Chicago LOC)                                                      4,817,285

   2,055,000            Martinsville, IL, IDRB (Series 1995) Weekly VRDNs

                        (PAP-R Products Company Project)/(Bank One, Chicago LOC)                                  2,055,000

   3,750,000            Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota

                        Diversified Products, Inc. Project)/(Norwest Bank Minnesota,

                        Minneapolis LOC)                                                                          3,750,000

   1,800,000            Naperville, IL, Economic Development Revenue Refunding Bonds

                        (Series 1994) Weekly VRDNs (Independence Village Associates,

                        Ltd Project)/(U.S. Bank, NA, Minneapolis LOC)                                             1,800,000

   1,900,000            Oakbrook Terrace, IL, IDR (Series 1993) Weekly VRDNs

                        (La Quinta Inns, Inc.)/(Nationsbank of Texas, N.A. LOC)                                   1,900,000

   2,859,000            Peoria, IL, (Series 1996) Weekly VRDNs

                        (J.T. Fennell Company, Inc. Project)/(Bank One, Chicago LOC)                              2,859,000

                             Total                                                                              119,314,285

                        INDIANA--2.5%

  11,175,000            Banc One Capital Higher Education Tax-Exempt Income Trust,

                        (Series 1) Weekly VRDNs (Bank One, Indianapolis, IN LOC)                                 11,175,000

   2,200,000            Bluffton, IN, Economic Development Refunding Revenue Bonds

                        Weekly VRDNs (Blount, Inc.)/(Morgan Guaranty Trust Co.,

                        New York LOC)                                                                             2,200,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                     VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        INDIANA--CONTINUED

 $ 3,000,000            Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon

                        L.L.C. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                              $  3,000,000

   6,500,000            Jeffersonville, IN, (Series 1997A) Weekly VRDNs

                        (Wayne Steel, Inc.)/(Bank One, Ohio, N.A. LOC)                                            6,500,000

   2,360,000            Kendallville, IN, IDRB (Series 1995) Weekly VRDNs

                        (Rivnut Real Estate, Ltd. Project)/(National City, Northeast LOC)                         2,360,000

   7,000,000            Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.)                                         7,000,000

  10,000,000            Rockport, IN, (Series 1985A) Weekly VRDNs

                        (Indiana Michigan Power Company Project)/(Swiss Bank Corp.,

                        Basle LOC)                                                                               10,000,000

   2,130,000            Winamac, IN, (Series 1997) Weekly VRDNs

                        (Pulaski Health Foundation, Inc.)/(KeyBank, N.A. LOC)                                     2,130,000

                             Total                                                                               44,365,000

                        IOWA--0.5%

   3,075,000            Des Moines, IA, IDR Bonds (Series 1994) Weekly VRDNs

                        (Printer, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)                                 3,075,000

   4,950,000            Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern

                        Realty, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                           4,950,000

                             Total                                                                                8,025,000

                        KANSAS--0.4%

   6,000,000            Kansas Development Finance Authority, Multifamily Housing

                        Revenue Bonds (Series 1995) Weekly VRDNs (First Kansas State

                        Partnership, L.P.)/(Boatmen's National Bank of St. Louis LOC)                             6,000,000

   1,900,000            Olathe, KS, Industrial Revenue Bonds (Series 1995)

                        Weekly VRDNs (Garmin International, Inc. Project)/

                        (Boatmen's National Bank of St. Louis LOC)                                                1,900,000

                             Total                                                                                7,900,000

                        KENTUCKY--2.5%

   1,620,000            Boone County, KY, (Series 1996) Weekly VRDNs (Western States

                        Envelope Company)/(Bank One, Milwaukee, WI N.A. LOC)                                      1,620,000

   5,740,000            Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon

                        Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)                            5,740,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                           VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        KENTUCKY--CONTINUED

 $ 1,955,000            Jefferson County, KY, Industrial Building Revenue Bonds

                        (Series 1995) Weekly VRDNs (Derby Industries, Inc. Project)/

                        (Bank One, Kentucky LOC)                                                               $  1,955,000

  34,000,000            Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy

                        Health System, Inc. Project)/(Bank of America Illinois LOC)                              34,000,000

   1,800,000            Owensboro, KY, Limited Obligation Revenue Bonds, 3.75% TOBs

                        (Dart Polymers)/(NBD Bank, Michigan LOC), Optional Tender

                        12/1/1997                                                                                 1,800,000

                             Total                                                                               45,115,000

                        LOUISIANA--1.1%

  19,500,000            Louisiana HFA, Single Family Mortgage Revenue Bonds

                        (Series 1997A-3), 3.75% TOBs (Trinity Funding Company INV),

                        Mandatory Tender 3/1/1998                                                                19,500,000

                        MAINE--0.5%

   1,750,000            Gardiner, ME IDB Weekly VRDNs (Associated Grocers)/(Westpac

                        Banking Corp. Ltd. LOC)                                                                   1,750,000

   6,900,000            Jay, ME, Solid Waste Disposal Revenue Bonds, 4.20% TOBs

                        (International Paper Co.), Optional Tender 6/1/1998                                       6,900,000

                             Total                                                                                8,650,000

                        MARYLAND--0.2%

   1,900,000            Maryland State Energy Financing Administration, Annual Tender

                        Solid Waste Disposal Revenue Refunding Bonds, 4.10% TOBs

                        (Nevamar Corp.)/(International Paper Co. GTD),

                        Optional Tender 9/1/1998                                                                  1,900,000

   1,630,000            Maryland State IDFA, (Series 1991) Weekly VRDNs (Maryland

                        Academy of Sciences Facility)/(Nationsbank, N.A., Charlotte LOC)                          1,630,000

                             Total                                                                                3,530,000

                        MASSACHUSETTS--7.3%

   8,300,000            Agawam, MA, 4.10% BANs, 9/15/1998                                                         8,315,237

   7,897,000            Attleboro, MA, 4.25% BANs, 9/10/1998                                                      7,920,593

   5,000,000            Gardner, MA, 4.15% BANs, 11/7/1997                                                        5,001,379






 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                           VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        MASSACHUSETTS--CONTINUED

 $ 4,500,000            Massachusetts Bay Transit Authority, (Series C), 3.70% CP

                        (Westdeutsche Landesbank Girozentrale LOC),

                        Mandatory Tender 10/16/1997                                                            $  4,500,000

  11,500,000            Massachusetts HEFA, (Series A) Weekly VRDNs

                        (Brigham & Women's Hospital)/(Sanwa Bank Ltd, Osaka LOC)                                 11,500,000

   1,850,000            Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/

                        (State Street Bank and Trust Co. LOC)                                                     1,850,000

   4,000,000            Massachusetts IFA, (Series 1992B), 3.80% CP

                        (New England Power Co.), Mandatory Tender 10/21/1997                                      4,000,000

   3,800,000            Massachusetts IFA, IDRB (Series 1995) Weekly VRDNs

                        (Dunsirn Industries, Inc. Project)/

                        (Bank One, Milwaukee, WI N.A. LOC)                                                        3,800,000

  21,100,000            Massachusetts Water Resources Authority, (Series 1994), 3.70%

                        CP (Morgan Guaranty Trust Co., New York LOC),

                        Mandatory Tender 11/21/1997                                                              21,100,000

  11,000,000            Massachusetts Water Resources Authority, (Series 1994), 3.70%

                        CP (Morgan Guaranty Trust Co., New York LOC),

                        Mandatory Tender 12/15/1997                                                              11,000,000

  20,000,000            Massachusetts Water Resources Authority, (Series 1994), 3.80%

                        CP (Morgan Guaranty Trust Co., New York LOC),

                        Mandatory Tender 10/20/1997                                                              20,000,000

   8,500,000            Rutland, MA, 4.05% BANs, 6/26/1998                                                        8,508,949

   7,000,000            Southborough, MA, 4.00% BANs, 2/6/1998                                                    7,007,089

   5,000,000            Springfield, MA, 4.10% BANs

                        (Fleet National Bank, Providence, R.I. LOC), 11/21/1997                                   5,002,691

   7,000,000            Springfield, MA, 4.40% BANs

                        (Fleet National Bank, Providence, R.I. LOC), 9/4/1998                                     7,031,135

   2,250,000            Watertown, MA, 4.25% BANs, 8/28/1998                                                      2,256,793

                             Total                                                                              128,793,866




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                           VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        MICHIGAN--0.9%

 $   750,000            Dearborn, MI Economic Development Corp, (Series 1990)

                        Weekly VRDNs (Exhibit Productions, Inc. Project)/

                        (First of America Bank - Illinois LOC)                                                    $ 750,000

  15,000,000            Michigan State Building Authority, (Series 1), 3.70% CP

                        (Canadian Imperial Bank of Commerce, Toronto LOC),

                        Mandatory Tender 10/9/1997                                                               15,000,000

     800,000            Michigan Strategic Fund, Limited Obligation Revenue Bonds

                        (Series 1991) Weekly VRDNs (Martin Luther Memorial Home,

                        Inc.)/(Bank One, Indianapolis, IN LOC)                                                      800,000

                             Total                                                                               16,550,000

                        MINNESOTA--1.7%

   9,600,000            Brooklyn Park, MN EDA, (Series 1997), 5.015% TOBs (Brooks

                        Landing and Brooks Gardens)/(Bayerische Landesbank

                        Girozentrale INV), Mandatory Tender 3/1/1998                                              9,600,000

   1,345,000            Byron, MN IDB Weekly VRDNs (Schmidt Printing)/(Norwest

                        Bank Minnesota, Minneapolis LOC)                                                          1,345,000

   7,500,000            Minneapolis CDA, Refunding Revenue Bonds Weekly VRDNs

                        (Riverplace Project (The Pinnacle Apartments))/

                        (Sumitomo Bank Ltd., Osaka LOC)                                                           7,500,000

  11,000,000            Rochester, MN Health Care Facility Authority Weekly VRDNs

                        (Mayo Foundation)                                                                        11,000,000

                             Total                                                                               29,445,000

                        MISSISSIPPI--0.2%

   4,000,000            Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/

                        (PNC Bank, N.A. LOC)                                                                      4,000,000

                        MISSOURI--1.2%

   4,500,000            Missouri Development Finance Board, (Series 1995)

                        Weekly VRDNs (Wilson Trailer Sales, Inc. Project)/

                        (Norwest Bank Minnesota, Minneapolis LOC)                                                 4,500,000

   6,366,000            Missouri State Environmental Improvement & Energy Authority,

                        3.65% CP (Kansas City Power And Light Co.),

                        Mandatory Tender 11/5/1997                                                                6,366,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                         VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        MISSOURI--CONTINUED

 $ 10,000,000           Missouri State HEFA, (Series 1997N), 4.50% TRANs

                       (St. Louis, MO School District), 9/14/1998                                              $ 10,054,788

                             Total                                                                               20,920,788

                        NEBRASKA--0.6%

   1,820,000            Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/

                        (Norwest Bank Minnesota, Minneapolis LOC)                                                 1,820,000

   5,000,000            Douglas County, NE, IDRB (Series 1997) Weekly VRDNs

                        (American Laboratories, Inc.)/(Norwest Bank Minnesota,

                        Minneapolis LOC)                                                                          5,000,000

   1,160,000            Douglas County, NE, Industrial Development Revenue Refunding

                        Bonds (Series 1994) Weekly VRDNs (Omaha Fixture

                        Manufacturing Project)/(NBD Bank, Michigan LOC)                                           1,160,000

   2,065,000            Douglas County, NE, Subordinated IDRB (Series 1995)

                        Weekly VRDNs (Aksarben Foods, Inc. Project)/(Norwest Bank

                        Minnesota, Minneapolis LOC)                                                               2,065,000

                             Total                                                                               10,045,000

                        NEVADA--1.4%

  19,000,000            Nevada Housing Division, Multi-Unit Housing Revenue

                        Refunding Bonds (1991 Series A) Weekly VRDNs (Park Vista

                        Apartments Project)/(Sumitomo Bank Ltd., Osaka LOC)                                      19,000,000

   3,800,000            Reno, NV, (Series 1997) Weekly VRDNs (Drill Systems, Inc.)/

                        (Toronto-Dominion Bank LOC)                                                               3,800,000

   2,500,000            Sparks, NV, Industrial Development Revenue Bonds (Series 1996)

                        Weekly VRDNs (The Antioch Publishing Co. Project)/

                        (National City Bank, Dayton, OH LOC)                                                      2,500,000

                             Total                                                                               25,300,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                         VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        NEW HAMPSHIRE--1.1%

 $15,000,000            New Hampshire Business Finance Authority, PCR Bonds

                        (Series A), 3.75% CP (New England Power Co.),

                        Mandatory Tender 11/14/1997                                                            $ 15,000,000

   5,000,000            New Hampshire Business Finance Authority, PCR Bonds

                        (Series A), 3.80% CP (New England Power Co.),

                        Mandatory Tender 10/27/1997                                                               5,000,000

                             Total                                                                               20,000,000

                        NEW JERSEY--5.5%

   3,042,500            Atlantic Highlands, NJ, 4.125% BANs, 1/28/1998                                            3,046,081

   4,768,858            Berkeley Township, NJ, 4.25% BANs, 4/13/1998                                              4,776,211

   2,500,000            Haddonfield, NJ, 4.45% BANs, 6/5/1998                                                     2,507,804

   2,531,000            Hamilton Township, NJ, 4.125% BANs, 1/30/1998                                             2,534,029

   6,000,000            Hammonton, NJ, 4.00% BANs, 11/26/1997                                                     6,002,658

   3,969,000            Highland Park, NJ, 4.125% BANs, 2/6/1998                                                  3,974,694

   8,628,681            New Brunswick, NJ, 3.875% BANs, 12/23/1997                                                8,631,977

  18,000,000            New Jersey EDA Weekly VRDNs (Center-For-Aging - Applewood

                        Estates)/(Banque Paribas, Paris LOC)                                                     18,000,000

     208,857            New Jersey EDA Weekly VRDNs (H.L. Bhasin)/(Ford Motor

                        Credit Corp. LIQ)/(Chase Manhattan Bank N.A., New York LOC)                                 208,857

   7,350,000            New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen

                        County, NJ)/(Bank of New York, New York LOC)                                              7,350,000

   2,000,000            New Jersey EDA, (Series 1992L) Weekly VRDNs

                        (Kent Place School)/(Banque Nationale de Paris LOC)                                       2,000,000

   6,000,000 (a)        New Jersey State Transportation Trust Fund Agency,

                        Trust Receipts (Series 1996-1) Weekly VRDNs

                        (MBIA INS)/(Bank of New York, New York LIQ)                                               6,000,000

   9,449,139            Stafford Township, NJ, 4.375% BANs, 5/15/1998                                             9,464,569

   6,600,000            Trenton, NJ, 4.00% BANs, 12/18/1997                                                       6,604,344

   4,442,000            Trenton, NJ, 4.00% BANs, 12/18/1997                                                       4,444,209

   2,308,000            Union Beach, NJ, (Series P), 4.125% BANs, 12/23/1997                                      2,308,871




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                          VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        NEW JERSEY--CONTINUED

 $ 9,754,100            West Milford Township, NJ, (Series 1997 A), 4.00% BANs,

                        1/23/1998                                                                              $  9,762,904

                             Total                                                                               97,617,208

                        NEW MEXICO--1.0%

   6,140,000            Albuquerque, NM, (Series 1996) Weekly VRDNs (Rose's Southwest

                        Papers, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                           6,140,000

   2,000,000            Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc. Project)/

                        (Norwest Bank Minnesota, Minneapolis LOC)                                                 2,000,000

   3,300,000            Albuquerque, NM, Refunding Revenue Bonds (Series 1992)

                        Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/

                        (Chase Manhattan Bank N.A., New York LOC)                                                 3,300,000

   1,200,000            Farmington, NM, PCR Bonds (1994 Series C) Daily VRDNs

                        (Arizona Public Service Corp.)/(Union Bank of Switzerland,

                        Zurich LOC)                                                                               1,200,000

   5,500,000            Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs

                        (F & A Dairy Products, Inc. Project)/(Norwest Bank Minnesota,

                        Minneapolis LOC)                                                                          5,500,000

                             Total                                                                               18,140,000

                        NEW YORK--3.8%

   8,815,000 (a)        Metropolitan Transportation Authority, New York, Commuter

                        Facilities Revenue Bonds (PA-168) Weekly VRDNs (FGIC INS)/

                        (Merrill Lynch Capital Services, Inc. LIQ)                                                8,815,000

  13,000,000 (a)        Metropolitan Transportation Authority, New York, Trust Receipts

                        (Series 1997 FR/RI-9) Weekly VRDNs (FGIC INS)/

                        (Bank of New York, New York LIQ)                                                         13,000,000

  10,000,000 (a)        New York City Municipal Water Finance Authority, Trust Receipts

                        (Series 1997 FR/RI-6) Weekly VRDNs (MBIA INS)/

                        (Bank of New York, New York LIQ)                                                         10,000,000

   5,000,000            South Country Central School District, NY, 4.15% TANs,

                        6/25/1998                                                                                 5,008,778

   6,500,000            Ulster County, NY, Custodial Receipts (2nd Series 1997-A),

                        4.00% TANs (State Street Bank and Trust Co. LOC), 3/18/1998                               6,508,337




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                          VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        NEW YORK--CONTINUED

 $11,000,000 (a)        VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City

                        Municipal Water Finance Authority)/(MBIA INS)/(Hongkong &

                        Shanghai Banking Corp. LIQ)                                                          $   11,000,000

  13,500,000 (a)        VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs

                        (St. Lukes Roosevelt Hospital Center)/(FHA INS)/

                        (Hongkong & Shanghai Banking Corp. LIQ)                                                  13,500,000

                             Total                                                                               67,832,115

                        NORTH CAROLINA--2.1%

     400,000            Catawba County, NC Industrial Facilities & Pollution Control

                        Financing Authority, (Series 1994) Weekly VRDNs (Ethan Allen Inc.

                        Project)/(Bankers Trust Co., New York LOC)                                                  400,000

   1,000,000            Cleveland County, NC Industrial Facilities and Pollution Control

                        Financing Authority Weekly VRDNs (PPG Industries, Inc.)                                   1,000,000

   3,000,000            Iredell County, NC Industrial Facilities & Pollution Control

                        Financing Authority, (Series 1984), 4.05% TOBs (Rubbermaid

                        Specialty Products, Inc.)/(Rubbermaid, Inc. GTD),

                        Optional Tender 6/1/1998                                                                  3,000,000

   4,700,000 (a)        Martin County, NC IFA, (Series 1993) Weekly VRDNs

                        (Weyerhaeuser Co.)                                                                        4,700,000

   3,680,000            Mecklenberg County, NC Industrial Facility & PCFA, (Series 1988)

                        Weekly VRDNs (Florida Steel Corp.)/(Bankers Trust Co.,

                        New York LOC)                                                                             3,680,000

     600,000 (a)        NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs

                        (NCNB Tax-Exempt Trust 1990a)/(Nationsbank, N.A.,

                        Charlotte LOC)                                                                              600,000

   2,895,000 (a)        NCNB Pooled Tax-Exempt Trust, (Series 1990B) Weekly VRDNs

                        (NCNB Tax-Exempt Trust 1990b)/(Nationsbank, N.A.,

                        Charlotte LOC)                                                                            2,895,000

   5,900,000            North Carolina Educational Facilities Finance Agency, (Series 1990)

                        Weekly VRDNs (Bowman Gray School of Medicine)/

                        (Wachovia Bank of NC, NA, Winston-Salem LOC)                                              5,900,000

   4,600,000            North Carolina Medical Care Commission Hospital, Revenue

                        Bonds (Series 1992B) Weekly VRDNs (North Carolina Baptist)                                4,600,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                         VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        NORTH CAROLINA--CONTINUED

 $ 3,000,000            North Carolina Medical Care Commission Hospital,

                        Revenue Bonds (Series 1993) Weekly VRDNs

                        (Moses H. Cone Memorial)                                                                $ 3,000,000

   7,000,000            Pender County, NC Industrial Facilities and Pollution Control

                        Financing Authority, (Series 1997) Weekly VRDNs

                        (Leslie-Locke, Inc.)/(Branch Banking & Trust Co, Wilson LOC)                              7,000,000

                             Total                                                                               36,775,000

                        NORTH DAKOTA--0.2%

   2,875,000            Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold

                        Baking Co. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                             2,875,000

                        OHIO--0.0%

     100,000            Cuyahoga County, OH IDA Weekly VRDNs (Health Hill)/

                        (Union Bank of Switzerland, Zurich LOC)                                                     100,000

     450,000            Oakwood Village, OH IDA Weekly VRDNs (Oak Leaf Industries)/

                        (First Union National Bank, Charlotte, NC LOC)                                              450,000

                             Total                                                                                  550,000

                        OKLAHOMA--1.8%

   2,000,000            Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/

                        (Banque Nationale de Paris LOC)                                                           2,000,000

   2,295,000            Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/

                        (Wachovia Bank of Georgia N.A., Atlanta LOC)                                              2,295,000

   2,080,000            Oklahoma County, OK Finance Authority, (Series 1996)

                        Weekly VRDNs (Avalon Project)/(Bank One, Texas N.A. LOC)                                  2,080,000

  13,000,000            Oklahoma State Industrial Authority, Flexible Rate Hospital

                        Revenue Bonds (Series 1990B) Weekly VRDNs (Baptist Medical

                        Center, OK)/(Credit Suisse, Zurich and Morgan Guaranty

                        Trust Co., New York LIQs)                                                                13,000,000

   6,000,000            Oklahoma State Industrial Authority, Health System Revenue

                        Bonds (Series 1995A) Weekly VRDNs

                        (Baptist Medical Center, OK)/(Credit Suisse, Zurich and Morgan

                        Guaranty Trust Co., New York LIQs)                                                        6,000,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                        VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        OKLAHOMA--CONTINUED

 $6,100,000              Tulsa, OK International Airport, Variable Rate Certificates

                        (Series 1997 B-1) Weekly VRDNs (MBIA INS)/

                        (Bank of America NT and SA, San Francisco LIQ)                                          $ 6,100,000

                             Total                                                                               31,475,000

                        PENNSYLVANIA--3.4%

   1,200,000            Berks County, PA IDA Weekly VRDNs (Lutheran Home at Topton Project)/

                        (Corestates Bank N.A., Philadelphia, PA LOC)                                              1,200,000

   7,000,000            Cumberland County, PA Municipal Authority, Variable Rate

                        Revenue Bonds (Series 1996 B), 4.25% TOBs (Dickinson College)/

                        (Mellon Bank N.A., Pittsburgh LOC), Optional Tender 10/31/1997                            7,003,732

   1,530,000            Erie County, PA IDA, Multi Mode Revenue Refunding Bonds

                        Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)                                     1,530,000

   2,000,000            Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/

                        (PNC Bank, N.A. LOC)                                                                      2,000,000

   1,000,000            Pennsylvania EDFA, (1995 Series E) Weekly VRDNs

                        (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)                             1,000,000

   2,300,000            Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs

                        (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)                                                     2,300,000

   7,000,000            Philadelphia, PA, (Series A), 4.50% TRANs, 6/30/1998                                      7,025,072

  10,000,000            Philadelphia, PA, GO (Series 1990), 3.70% CP

                        (Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender 10/29/1997                                10,000,000

  10,000,000            Philadelphia, PA, GO (Series 1990), 3.75% CP

                        (Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender 10/14/1997                                10,000,000

  18,500,000            Philadelphia, PA, GO (Series 1990), 3.75% CP

                        (Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender 10/30/1997                                18,500,000

                             Total                                                                               60,558,804

                        RHODE ISLAND--0.3%

   6,000,000            Bristol Warren, RI Regional School District, 4.25% BANs,

                        7/16/1998                                                                                 6,011,346

                        SOUTH CAROLINA--1.1%

   2,535,000            Berkeley, SC IRB, (Series 1989) Weekly VRDNs

                        (W.W. Williams Company Project)/(Bank One, Ohio, N.A. LOC)                                2,535,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                          VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        SOUTH CAROLINA--CONTINUED

 $ 9,500,000            Georgetown County, SC, Pollution Control Facilities Adjustable

                        Rate Bonds (Series A), 4.00% TOBs (International Paper Co.),

                        Optional Tender 9/1/1998                                                               $  9,500,000

   2,300,000            South Carolina Education Facilities Authority, Educational

                        Facilities Revenue Bonds (Series 1993) Weekly VRDNs

                        (Presbyterian College Project)                                                            2,300,000

   5,255,000            South Carolina Job Development Authority, Hospital Facilities

                        Revenue Bonds, (Series 1994) Weekly VRDNs (Rolling Green

                        Village Project)/(Branch Banking & Trust Co, Wilson LOC)                                  5,255,000

                             Total                                                                               19,590,000

                        SOUTH DAKOTA--3.0%

     555,000            Mitchell, SD, IDR Weekly VRDNs (Holiday Inn)/(U.S. Bank, N.A.,

                        Minneapolis LOC)                                                                            555,000

   1,105,000            Rapid City, SD Weekly VRDNs (Gillette Dairy Black Hills, Inc.)/

                        (Bank of Tokyo-Mitsubishi Ltd. LOC)                                                       1,105,000

  15,555,000            South Dakota Housing Development Authority, (Series 1996E),

                        3.75% TOBs, Mandatory Tender 11/13/1997                                                  15,555,000

  12,465,000 (a)        South Dakota Housing Development Authority, CDC Municipal

                        Products, Inc. Class A Certificates (Series 1996C) Weekly VRDNs

                        (CDC Municipal Products, Inc. LIQ)                                                       12,465,000

  14,300,000            South Dakota Housing Development Authority, Homeownership

                        Mortgage Bonds (1997 Series E) Weekly VRDNs                                              14,300,000

   8,715,000 (a)        South Dakota Housing Development Authority, PT-85

                        (1988 Series A) Weekly VRDNs

                        (Rabobank Nederland, Utrecht LIQ)                                                         8,715,000

   1,280,000            Watertown, SD, (Series 1991) Weekly VRDNs (Tescom Corp.)/

                        (Norwest Bank Minnesota, Minneapolis LOC)                                                 1,280,000

                             Total                                                                               53,975,000

                        TENNESSEE--0.5%

   7,995,000            Tennessee Housing Development Agency, (Series C)

                        Weekly VRDNs (Bank of America NT and SA, San Francisco LIQ)                               7,995,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                        VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        TENNESSEE--CONTINUED

 $   250,000            Washington County, TN IDB, Revenue Refunding Bonds

                        (Series 1996) Weekly VRDNs (Springbrook Properties Project)/

                        (SunTrust Bank, Nashville LOC)                                                            $ 250,000

                             Total                                                                                8,245,000

                        TEXAS--7.7%

     900,000            Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)                                 900,000

   1,875,000            Harris County, TX Cultural Education Facilities Finance Corp.

                        Weekly VRDNs (Houston Museum of Natural Sciences)/

                        (Bank One, Texas N.A. LOC)                                                                1,875,000

  21,700,000            Harris County, TX HFDC, (Series 1994) Daily VRDNs

                        (Methodist Hospital, Harris County, TX)                                                  21,700,000

  10,000,000 (a)        Harris County, TX HFDC, Trust Receipts (Series 1997)

                        Weekly VRDNs (Hermann Hospital)/(MBIA INS)/

                        (Bank of New York, New York LIQ)                                                         10,000,000

   5,320,000            Harris County, TX HFDC, Unit Priced Demand Adjustable

                        Revenue Bonds (Series 1997B) Daily VRDNs (St. Luke's Episcopal

                        Hospital)/(Morgan Guaranty Trust Co., New York, Nationsbank

                        of Texas, N.A. and Toronto-Dominion Bank LIQs)                                            5,320,000

     955,000            Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)                                  955,000

   2,040,000            Liberty County, TX IDA Weekly VRDNs (Insteel Industries, Inc.)/

                        (First Union National Bank, Charlotte, NC LOC)                                            2,040,000

  25,000,000            North Central Texas HFDC, Flexible Rate Hospital Revenue Bonds

                        (Series 1991A), 3.80% CP (Methodist Hospitals of Dallas)/

                        (MBIA INS)/(Rabobank Nederland, Utrecht LOC), Mandatory

                        Tender 11/20/1997                                                                        25,000,000

   1,680,000            North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/

                        (Nationsbank, N.A., Charlotte LOC)                                                        1,680,000

  28,600,000            San Antonio, TX, Electric & Gas Systems Commercial Paper Notes,

                        (Series A), 3.80% CP (Bank of Tokyo-Mitsubishi Ltd., Bank of

                        Tokyo-Mitsubishi Ltd., Credit Suisse, Zurich, Sanwa Bank Ltd.,

                        Osaka, Sumitomo Bank Ltd., Osaka, Texas Commerce Bank, N.A.,

                        Houston,Toronto-Dominion Bank and Union Bank of Switzerland,

                        Zurich LIQs), Mandatory Tender 12/16/1997                                                28,600,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                     VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        TEXAS--CONTINUED

 $11,000,000            San Antonio, TX, Waste System (Series 1995), 3.75% CP

                        (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender

                        12/17/1997                                                                            $  11,000,000

   6,000,000            Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/

                        (Norwest Bank Minnesota, Minneapolis LOC)                                                 6,000,000

  22,000,000            Texas State, (Series A), 4.75% TRANs, 8/31/1998                                          22,176,312

                             Total                                                                              137,246,312

                        UTAH--3.3%

  26,040,000            Emery County, UT, PCR Refunding Bonds (Series 1994) Daily

                        VRDNs (Pacificorp)/(AMBAC INS)/

                        (Bank of Nova Scotia, Toronto LIQ)                                                       26,040,000

   7,400,000            Salt Lake County, UT, Multi-Family Housing Revenue Refunding

                        Bonds (Series 1992) Weekly VRDNs (Santa Fe Apartments)/

                        (First Security Bank of Utah, N.A. LOC)                                                   7,400,000

  20,000,000            Utah State, (Series 1997A), 3.80% CP

                        (Toronto-Dominion Bank LIQ), Mandatory Tender 10/16/1997                                 20,000,000

   5,000,000            Washington County, UT School District, 4.00% TANs, 6/1/1998                               5,003,215

                             Total                                                                               58,443,215

                       VIRGINIA--7.4%

   6,475,000            Alexandria, VA Redevelopment and Housing Authority,

                        (Series 1996A) Weekly VRDNs (Glebe Park Apartments Project)/

                        (Kredietbank N.V., Brussels LOC)                                                          6,475,000

   5,500,000            Arlington County, VA Weekly VRDNs (Ballston Public Parking)/

                        (Citibank N.A., New York LOC)                                                             5,500,000

   1,250,000            Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs

                        (Kentucky Derby Hosiery Co, Inc Project)/

                        (Bank One, Kentucky LOC)                                                                  1,250,000

   1,000,000            Chesapeake, VA IDA, IDRB (Series 1988) Weekly VRDNs

                        (Sumitomo Machinery Corp. of America Corp.)/(Sumitomo Bank

                        Ltd., Osaka LOC)                                                                          1,000,000

  10,000,000            Chesterfield County, VA IDA, 3.80% CP

                        (Virginia Electric Power Co.), Mandatory Tender 11/12/1997                               10,000,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                     VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        VIRGINIA--CONTINUED

 $13,000,000            Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American

                        Society of Civil Engineers Foundation, Inc. Project)/(Mellon Bank

                        N.A., Pittsburgh LOC)                                                                  $ 13,000,000

   1,150,000            Fairfax County, VA EDA, Facilities Revenue Refunding Bonds

                        (Series 1993) Weekly VRDNs (Future Homemakers of America)/

                        (Nationsbank, N.A., Charlotte LOC)                                                        1,150,000

   1,900,000            Fairfax County, VA IDA Weekly VRDNs (Inova Health System)/

                        (Credit Suisse, Zurich LIQ)                                                               1,900,000

   4,000,000            Fairfax County, VA IDA, (Series 1993B), 3.80% CP

                        (Inova Health System), Mandatory Tender 10/27/1997                                        4,000,000

   2,400,000            Fauquier County, VA IDA, Refunding Revenue Bonds Weekly

                        VRDNs (Warrenton Development Co.)/(Nationsbank, N.A.,

                        Charlotte LOC)                                                                            2,400,000

  16,800,000 (a)        Henrico County, VA IDA, MERLOTS (Series 1997C) Weekly

                        VRDNs (Bon Secours Health System)/(FSA INS)/

                        (Corestates Bank N.A., Philadelphia, PA LIQ)                                             16,800,000

  23,800,000            James City County, VA IDA, (Series 1997) Weekly VRDNs

                        (Riverside Health System-Patriots Colony)                                                23,800,000

   6,000,000            Richmond, VA Redevelopment & Housing Authority, (Series B-1)

                        Weekly VRDNs (Richmond, VA Red Tobacco Row)/

                        (Bayerische Landesbank Girozentrale LOC)                                                  6,000,000

   4,400,000            Richmond, VA Redevelopment & Housing Authority, (Series B-10)

                        Weekly VRDNs (Richmond, VA Red Tobacco Row)/

                        (Bayerische Landesbank Girozentrale LOC)                                                  4,400,000

   4,000,000            Richmond, VA Redevelopment & Housing Authority, (Series B-9)

                        Weekly VRDNs (Richmond, VA Red Tobacco Row)/

                        (Bayerische Landesbank Girozentrale LOC)                                                  4,000,000

   4,380,000            Suffolk, VA Redevelopment & Housing Authority Weekly VRDNs

                        (Terry/Peterson Development Corp.)/(Nationsbank, N.A.,

                        Charlotte LOC)                                                                            4,380,000

   3,105,000            Suffolk, VA Redevelopment & Housing Authority, (Series 1994)

                        Weekly VRDNs (Terry/Peterson Associates II Project)/

                        (Nationsbank, N.A., Charlotte LOC)                                                        3,105,000




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                     VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        VIRGINIA--CONTINUED

 $ 5,000,000            Virginia Resources Authority, Water and Sewer (Series 1997)

                        Weekly VRDNs (Henrico County, VA)/(Crestar Bank of Virginia,

                        Richmond LIQ)                                                                           $ 5,000,000

   1,500,000            Virginia State Housing Development Authority, (Series 1987A)

                        Weekly VRDNs (AHC Service Center)/

                        (Bank of Tokyo-Mitsubishi Ltd. LOC)                                                       1,500,000

   3,400,000            Virginia State Housing Development Authority, (Series G-1), 5.70%

                        TOBs, Mandatory Tender 7/1/1998                                                           3,443,629

   4,000,000            Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial

                        Williamsburg Foundation Museum)/

                        (Nationsbank, N.A., Charlotte LOC)                                                        4,000,000

   7,800,000            York County, VA IDA, (Series 1985), 3.75% CP

                        (Virginia Electric Power Co.), Mandatory Tender 11/10/1997                                7,800,000

                             Total                                                                              130,903,629

                        WEST VIRGINIA--1.0%

   2,875,000            Berkeley County, WV County Commission, Industrial

                        Development Bonds (Series 1994) Weekly VRDNs (Brentwood

                        Industries, Inc. Project)/(Corestates Bank N.A.,

                        Philadelphia, PA LOC)                                                                     2,875,000

   3,500,000            Huntington, WV Municipal Development Authority, (Series 1997A)

                        Weekly VRDNs (Huntington Civic Arena Improvement)/

                        (Bank One West Virginia, N.A. LOC)                                                        3,500,000

  11,500,000            Marshall County, WV, PCR (Series 1992) Weekly VRDNs

                        (PPG Industries, Inc.)                                                                   11,500,000

                             Total                                                                               17,875,000

                        WISCONSIN--1.2%

   2,650,000            Combined Locks, WI, Revenue Refunding Bonds, Series 1997

                        Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia,

                        Toronto LOC)                                                                              2,650,000

   2,000,000            Green Bay, WI IDA, IDRB (Series 1985) Weekly VRDNs

                        (St. Mary's Holdings, Inc.)/(Mellon Bank NA, Pittsburgh LOC)                              2,000,000

   5,000,000            Mequon-Thiensville, WI School District, 4.10% TRANs, 10/1/1998                            5,007,175




 TAX-FREE INSTRUMENTS TRUST



 PRINCIPAL

    AMOUNT                                                                                                          VALUE


 SHORT-TERM MUNICIPALS--CONTINUED

                        WISCONSIN--CONTINUED

 $   740,000            Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/

                        (U.S. Bank, N.A., Minneapolis LOC)                                                        $ 740,000

  10,000,000            Waukesha, WI School District, 4.10% TRANs, 8/21/1998                                     10,017,053

   1,600,000 (a)        Wisconsin Housing & Economic Development Authority,

                        (Series B), 4.15% TOBs (FSA INS)/(Corestates Bank N.A.,

                        Philadelphia, PA LIQ), Optional Tender 12/1/1997                                          1,600,000

                             Total                                                                               22,014,228

                        WYOMING--0.1%

   1,830,000            Sweetwater County, WY IDA Weekly VRDNs (FMC Gold Co.)/

                        (Wachovia Bank of NC, N.A., Winston-Salem LOC)                                            1,830,000

                             TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                      $  1,764,991,532




Securities that are subject to Alternative Minimum Tax represent 19.7% of the portfolio as calculated based upon total portfolio market value.



(a) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 1997, these securities amounted to $169,397,285 which represents 9.5% of net assets.



(b) Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of net assets

      ($1,775,252,242) at September 30, 1997.



The following acronyms are used throughout this portfolio:



AMBAC --American Municipal Bond Assurance Corporation



BANs --Bond Anticipation Notes



CDA --Community Development Administration



CP --Commercial Paper



EDA --Economic Development Authority



EDFA --Economic Development Financing Authority



EDRB --Economic Development Revenue Bonds



FGIC --Financial Guaranty Insurance Company



FHA --Federal Housing Administration



FSA --Financial Security Assurance



GO --General Obligation



GTD --Guaranty



HEFA --Health and Education Facilities Authority



HFA --Housing Finance Authority



HFDC --Health Facility Development Corporation



IDA --Industrial Development Authority



IDB --Industrial Development Bond



IDC --Industrial Development Corporation



IDR --Industrial Development Revenue



IDRB --Industrial Development Revenue Bond



IDFA --Industrial Development Finance Authority



IFA --Industrial Finance Authority



INS --Insured



INV --Investment Agreement



LIQ --Liquidity Agreement



LOCs --Letter(s) of Credit



LOC --Letter of Credit



MBIA --Municipal Bond Investors Assurance



PCR --Pollution Control Revenue



PCFA --Pollution Control Finance Authority



PLC --Public Limited Company



RANs --Revenue Anticipation Notes



SA --Support Agreement



TANs --Tax Anticipation Notes



TOBs --Tender Option Bonds



TRANs --Tax and Revenue Anticipation Notes



UT --Unlimited Tax



VRDNs --Variable Rate Demand Notes



The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An

NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities, rated SP-1+, SP-1,

or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's

Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service,

Inc. are all considered rated in one of the two highest short-term rating categories.



Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 1997, tier rating percentages were as follows:



Tier Rating Percentages based on Total Market Value (unaudited)



FIRST TIER        SECOND TIER



97.5%                 2.5%



(See Notes which are an integral part of the Financial Statements)



TAX-FREE INSTRUMENTS TRUST



STATEMENT OF ASSETS AND LIABILITIES



SEPTEMBER 30, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at amortized cost and value                                 $  1,764,991,532

 Cash                                                                                                1,113,538

 Income receivable                                                                                  11,635,082

   Total assets                                                                                  1,777,740,152

 LIABILITIES:

 Income distribution payable                                                  $ 2,126,887

 Accrued expenses                                                                 361,023

   Total liabilities                                                                                 2,487,910

 NET ASSETS for 1,775,669,488 shares outstanding                                              $  1,775,252,242

 NET ASSETS CONSIST OF:

 Paid in capital                                                                               $ 1,775,669,488

 Undistributed net investment income                                                                     5,242

 Accumulated net realized loss on investments                                                        (422,488)

   Total Net Assets                                                                            $ 1,775,252,242

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 Investment Shares $1,507,227,763 / 1,507,478,565 shares outstanding                                     $1.00

 Institutional Service Shares $268,024,479 / 268,190,923 shares outstanding                              $1.00




(See Notes which are an integral part of the Financial Statements)



TAX-FREE INSTRUMENTS TRUST



STATEMENT OF OPERATIONS



SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)



 INVESTMENT INCOME:

 Interest                                                                                          $ 33,995,369

 EXPENSES:

 Investment advisory fee                                                     $ 4,427,727

 Administrative personnel and services fee                                       668,587

 Custodian fees                                                                   43,721

 Transfer and dividend disbursing agent fees and expenses                        256,927

 Directors'/Trustees' fees                                                        13,325

 Auditing fees                                                                     7,847

 Legal fees                                                                        5,014

 Portfolio accounting fees                                                        76,792

 Shareholder services fee--Investment Shares                                    1,891,318

 Shareholder services fee--Institutional Service Shares                          322,531

 Share registration costs                                                         36,285

 Printing and postage                                                             78,087

 Insurance premiums                                                                9,446

 Taxes                                                                            20,720

 Miscellaneous                                                                     7,213

     Total expenses                                                            7,865,540

 Waivers --

     Waiver of investment advisory fee                         $ (549,586)

     Waiver of shareholder services fee--Investment Shares       (756,527)

     Waiver of shareholder services fee--

     Institutional Service Shares                                (322,531)

        Total waivers                                                         (1,628,644)

               Net expenses                                                                           6,236,896

                 Net investment income                                                               27,758,473

 Net realized gain on investments                                                                        27,248

     Change in net assets resulting from operations                                                $ 27,785,721




(See Notes which are an integral part of the Financial Statements)



TAX-FREE INSTRUMENTS TRUST



STATEMENT OF CHANGES IN NET ASSETS





                                                      SIX MONTHS

                                                         ENDED                          YEAR

                                                      (UNAUDITED)                      ENDED

                                                     SEPTEMBER 30,                   MARCH 31,

                                                         1997                           1997


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                             $     27,758,473                  $  51,072,941

 Net realized gain (loss) on investments                     27,248                        228,552

  Change in net assets resulting from operations         27,785,721                     51,301,493

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income

  Investment Shares                                    (23,545,154)                   (41,768,570)

  Institutional Service Shares                          (4,213,319)                    (9,304,371)

  Change in net assets resulting from

  distributions

  to shareholders                                      (27,758,473)                   (51,072,941)

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                         2,553,230,358                  4,986,838,234

 Net asset value of shares issued to shareholders

 in

 payment of distributions declared                       23,150,854                     42,372,256

 Cost of shares redeemed                            (2,556,020,417)                (5,044,423,524)

  Change in net assets resulting from share              20,360,795                   (15,213,034)

  transactions

  Change in net assets                                   20,388,043                   (14,984,482)

 NET ASSETS:

 Beginning of period                                  1,754,864,199                  1,769,848,681

 End of period (including undistributed net

 investment

 income of $5,242 and $5,242, respectively)        $  1,775,252,242                $ 1,754,864,199




(See Notes which are an integral part of the Financial Statements)



TAX-FREE INSTRUMENTS TRUST



FINANCIAL HIGHLIGHTS -- INVESTMENT SHARES



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)







                                             SIX MONTHS

                                               ENDED

                                            (UNAUDITED)

                                             SEPTEMBER 30,                           YEAR ENDED MARCH 31,

                                                1997        1997         1996          1995         1994          1993


 NET ASSET VALUE, BEGINNING OF PERIOD          $1.00       $1.00        $1.00         $1.00        $1.00          $1.00

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                         0.02        0.03         0.03          0.03         0.02           0.02

 LESS DISTRIBUTIONS

  Distributions from net

  investment income                            (0.02)      (0.03)       (0.03)        (0.03)       (0.02)         (0.02)

 NET ASSET VALUE, END OF                       $1.00       $1.00        $1.00         $1.00        $1.00          $1.00

 PERIOD

 TOTAL RETURN(A)                                1.58%       2.92%        3.32%         2.70%        2.01%          2.42%

 RATIOS TO AVERAGE NET ASSETS

  Expenses                                      0.73%*      0.71%        0.71%         0.70%        0.61%          0.55%

  Net investment income                         3.11%*      2.88%        3.27%         2.66%        2.00%          2.38%

  Expense                                       0.16%*      0.18%        0.24%         0.17%        0.14%          0.10%

  waiver/reimbursement(b)

 SUPPLEMENTAL DATA

  Net assets, end of period               $1,507,228   1,506,918   $1,465,333    $1,277,894   $1,327,506     $1,619,531

  (000 omitted)




* Computed on an annualized basis.



(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



TAX-FREE INSTRUMENTS TRUST



FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                      SIX MONTHS

                                                         ENDED

                                                      (UNAUDITED)

                                                      SEPTEMBER 30,                YEAR ENDED MARCH 31,

                                                           1997          1997       1996       1995         1994(A)


 NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00      $1.00       $1.00        $1.00

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                     0.02         0.03       0.03        0.03         0.01

 LESS DISTRIBUTIONS

  Distributions from net investment income                 (0.02)       (0.03)     (0.03)      (0.03)       (0.01)

 NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00      $1.00       $1.00        $1.00

 TOTAL RETURN(B)                                            1.65%        3.08%      3.47%       2.85%        0.92%

 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                  0.58%*       0.56%      0.56%       0.55%        0.55%*

  Net investment income                                     3.27%*       3.02%      3.43%       2.82%        1.99%*

  Expense waiver/reimbursement(c)                           0.31%*       0.33%      0.40%       0.17%        0.14%*

 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)               $268,024     $247,946   $304,516    $358,826     $390,453




* Computed on an annualized basis.



(a) Reflects operations for the period from October 15, 1993 (date of initial public investment) to March 31, 1994.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



TAX-FREE INSTRUMENTS TRUST



NOTES TO FINANCIAL STATEMENTS



SEPTEMBER 30, 1997 (UNAUDITED)



1. ORGANIZATION



Tax-Free Instruments Trust (the "Trust") is registered under the Investment

Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust offers two classes of shares: Investment

Shares and Institutional Service Shares. The investment objective of the

Trust is current income which is exempt from federal income tax including the alternative minimum tax consistent with stability of principal.



2. SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS -- The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investments in other open-end regulated investment companies are valued at net asset value.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

Distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



At March 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $450,119, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2004 ($450,119).



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at

September 30, 1997 is as follows:







  SECURITY                                                         ACQUISITION DATE                ACQUISITION COST


  California Public Capital Improvements

   Financing Authority                                           3/1/1997 - 9/1/1997                $ 10,650,000

  Colorado Municipal Securities Trust,

   Series 1996A                                                       12/1/1996                        3,000,000

  Colorado Municipal Securities Trust,

   Series 1996B                                                        4/1/1997                        3,375,000

  Thornton, CO, Multifamily Housing Refunding

   Revenue Bonds                                                9/15/1995 - 10/16/1995                 5,365,000

  Connecticut State HFA                                               7/17/1997                        5,000,000

  Chicago, IL Public Building Commission

   (Series 1997)                                                 6/10/1997 - 7/1/1997                 17,100,000

  LaSalle National Bank Leasetops Trust,

   Series 1995A                                                       10/11/1995                       4,817,285

  New Jersey State Transportation Trust Fund

   Agency                                                             6/15/1997                        6,000,000

  Metropolitan Transportation Authority, NY,

   Commuter Facilities Revenue Bonds                                  8/29/1997                        8,815,000

  Metropolitan Transportation Authority, NY,

   Trust Receipts                                                     4/18/1997                       13,000,000

  New York City Municipal Water Finance

   Authority                                                          6/15/1997                       10,000,000

  VRDC/IVRC Trust (Series 1992A)                                      6/16/1997                       11,000,000

  VRDC/IVRC Trust (Series 1993G)                                2/16/1997 - 8/16/1997                 13,500,000

  Martin County, NC Industrial Finance

   Authority (Series 1993)                                       6/1/1997 - 9/1/1997                   4,700,000

  NCNB Pooled Tax-Exempt Trust, (Series 1990A)                        6/15/1995                          600,000

  NCNB Pooled Tax-Exempt Trust, (Series 1990B)                        12/4/1990                        2,895,000

  South Dakota Housing Development

   Authority, CDC Municipal Products, Inc.                            7/11/1996                       12,465,000

  South Dakota Housing Development

  Authority, PT-85 (1988 Series A)                                     7/2/1996                        8,715,000

  Harris County, TX Health Facility

   Development Corporation                                            4/30/1997                       10,000,000

  Henrico County, VA Industrial Development

   Authority                                                          5/14/1997                       16,800,000

  Wisconsin Housing & Economic Development

   Authority, (Series B)                                               9/1/1997                        1,600,000




USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities,

expenses and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER -- Investment transactions are accounted for on the trade date.



3. SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:







                                                                          SIX MONTHS

                                                                            ENDED                 YEAR ENDED

                                                                        SEPTEMBER 30, 1997      MARCH 31, 1997


 INVESTMENT SHARES

 Shares sold                                                               2,176,405,089           4,067,609,898

 Shares issued to shareholders in payment of

 distributions declared                                                       22,715,886              40,667,650

 Shares redeemed                                                          (2,198,835,046)         (4,066,883,584)

  Net change resulting from Investment Share

  transactions                                                                   285,929              41,393,964








                                                                           Six Months

                                                                              Ended                  Year Ended

                                                                       September 30, 1997          March 31, 1997


 INSTITUTIONAL SERVICE SHARES

 Shares sold                                                                 376,825,269             919,228,336

 Shares issued to shareholders in payment of

 distributions declared                                                          434,968               1,704,606

 Shares redeemed                                                            (357,185,371)           (977,539,940)

  Net change resulting from Institutional Service

  Share transactions                                                          20,074,866             (56,606,998)

   Net change resulting from share transactions                               20,360,795             (15,213,034)




4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The

Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the

Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of

Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least

$125,000 per portfolio and $30,000 per each additional class of shares.



SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services

Agreement with Federated Shareholder Services ("FSS"), the Trust will pay

FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.



INTERFUND TRANSACTIONS -- During the period ended September 30, 1997, the

Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common

Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,737,975,000 and $1,836,039,000, respectively.



GENERAL -- Certain of the Officers and Trustees of the Trust are Officers

and Directors or Trustees of the above companies.



DIRECTORS



John F. Donahue



Thomas G. Bigley



John T. Conroy, Jr.



William Copeland



James E. Dowd



Lawrence D. Ellis, M.D.



Edward L. Flaherty, Jr.



Peter E. Madden



Gregor F. Meyer



John E. Murray, Jr.



Wesley W. Posvar



Marjorie P. Smuts



OFFICERS



John F. Donahue



Chairman



Glen R. Johnson



President



J. Christopher Donahue



Executive Vice President



Edward C. Gonzales



Executive Vice President



John W. McGonigle



Executive Vice President, Treasurer, and Secretary



Richard B. Fisher



Vice President



Karen M. Brownlee



Assistant Secretary



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.



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Federated Securities Corp., Distributor



Federated Investors Tower

Pittsburgh, PA 15222-3779



1-800-341-7400



www.federatedinvestors.com



Cusip 876924101



Cusip 876924200



8110107 (11/97)



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